Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	£ 1,541	£ 1,585
Gross assets charged as security for liabilities	24,984	20,199
Notes issued under securitisation and covered bond programmes retained internally	16,102	13,519
Purchase and resale agreements
Disclosure Of Assets Pledged As Security [Line Items]
Collateral accepted as security for assets	8,628	14,562
Securitisations and covered bonds | Internally retained
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued under securitisation and covered bond programmes retained internally	1,725	1,855
Securitisations and covered bonds | Third party bilateral secured funding transactions
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	500	500
Securities lending
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	34,963	46,007
Collateral accepted as security for assets	1,767	3,678
Derivatives | Cash
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	1,548	2,159
Collateral accepted as security for assets	1,758	941
Fellow subsidiaries | Sale and repurchase agreements
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	11,553	15,368
Fellow subsidiaries | Loans and advances to customers securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	900	639
Santander UK plc | Securitisations and covered bonds | Internally retained
Disclosure Of Assets Pledged As Security [Line Items]
Internally retained securitisation and covered bond issuances available for creating collateral	£ 829	£ 767